Shareholders' equity	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Shareholders' equity

13. Shareholders’ equity

		in USD ‘000
	Number of common shares	Share capital	Share premium	Total
January 1, 2018	36,342,945	2,864	219,335	222,199
Issuance of shares - EIP 2013	347,509	27	2,947	2,974
Issuance of shares - June 2018 offering	5,056,721	392	77,431	77,823
Issuance of shares - ATM program	1,600,851	130	19,881	20,011
Share issuance costs	—	—	(6,160)	(6,160)
Exercise of stock-options - EIP 2017	95,885	7	1,131	1,138
December 31, 2018	43,443,911	3,420	314,565	317,985

		in USD ‘000
	Number of common shares	Share capital	Share premium	Total
January 1, 2019	43,443,911	3,420	314,565	317,985
Issuance of shares - EIP 2013	261,984	21	2,696	2,717
Issuance of shares - ATM program	691,133	56	3,498	3,554
Share issuance costs	—	—	(130)	(130)
Exercise of stock-options - EIP 2017	26,420	2	326	328
December 31, 2019	44,423,448	3,499	320,955	324,454

Share capital and share premium

As at December 31, 2019, the total outstanding share capital of USD 3.5 million, fully paid, consists of 44,423,448 common shares, excluding 168,641 non-vested shares and 3,975,516 treasury shares. As at December 31, 2018, the total outstanding share capital of USD 3.4 million, fully paid, consisted of 43,443,911 common shares, excluding 430,625 non-vested shares and 1,602,601 treasury shares. All shares have a nominal value of 1/13 of a Swiss franc, translated into USD using historical rates at the issuance date.

In March 2018, the Company issued 3,499,990 common shares at par value of 1/13 of a Swiss franc per share. The shares were subscribed by the Company and are held as treasury shares, hence the operation did not impact the share capital. Share issuance costs of USD 11 thousand related to the operation were recorded as a deduction in equity.

In May 2018, the Company sold 1,600,851 treasury shares at a price of USD 12.50 per share, from its “at the market” (ATM) program, generating gross proceeds of USD 20.0 million. Directly related share issuance costs of USD 0.6 million were recorded as a deduction in equity.

In June 2018, the Company completed an underwritten public offering of 4,750,000 common shares at a price of USD 15.39 per share, with an option to issue to an additional 712,500 common shares (the “follow-on offering”). The gross proceeds of USD 73.1 million resulting from this transaction have been recorded in equity net of directly related share issuance costs of USD 5.3 million. Subsequent to the initial closing of the follow-on offering, on July 19, 2018, the Company sold an additional 306,721 common shares for total gross proceeds of USD 4.7 million (USD 15.39 per share). These shares were sold pursuant to the 30-day option granted in connection with the follow-on offering to purchase up to an additional 712,500 common shares. Directly related share issuance costs amounted to USD 0.3 million.

In July 2019, the Company issued 3,064,048 common shares at par value of 1/13 of a Swiss franc per share. The shares were fully subscribed for by the Group, and are held as treasury shares, hence the operation did not impact the share capital.

During the year ended December 31, 2019, the Company sold a total of 691,133 treasury shares at an average price of USD 5.14 per share, as part of its ATM program initiated in May 2018. These multiple daily transactions generated total gross proceeds of USD 3.6 million. Directly related share issuance costs of USD 0.1 million were recorded as a deduction in equity.

Equity incentive plans

In 2019, the Company issued 261,984 common shares (2018: 347,509) under its 2013 EIP (see note 20). All shares issued under the 2013 EIP have a nominal value of 1/13 of a Swiss franc, translated into USD using historical rates at the issuance date.

Authorized share capital

The authorized share capital that is not outstanding is as follows:

	As at December 31,
Number of shares	2019	2018
Authorized share capital	19,681,753	15,565,620